Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Allowance for doubtful account
Balance at beginning of the year	$ 607	$ 534	$ 574
Provision for the year	376	216	34
Bad debt recovery	(102)	(143)	(53)
Written off during the year			(21)
Exchange difference
Balance at end of the year	$ 881	$ 607	$ 534